Statements of Stockholders' Equity - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2015	7,929,581
Beginning balance, value at Dec. 31, 2015	$ 792	$ 2,244,829	$ (2,779,812)	$ (534,191)
Loss for the year			(226,645)	(226,645)
Ending balance, shares at Dec. 31, 2016	7,929,581
Ending balance, value at Dec. 31, 2016	$ 792	2,244,829	(3,006,457)	(760,836)
Stock issued for debt conversion, shares	4,000,000
Stock issued for debt conversion, value	$ 400	399,600		400,000
Stock issued under lease obligaton, shares	400,000
Stock issued under lease obligaton, value	$ 40	59,960		60,000
Stock issued in settlement of liabilities, shares	2,100,000
Stock issued in settlement of liabilities, value	$ 210	209,790		210,000
Stock issued to purchase assets, shares	333,333
Stock issued to purchase assets, value	$ 33	49,967		50,000
Stock received and cancelled from sale of assets, shares	(833,333)
Stock received and cancelled from sale of assets, value	$ (83)	(86,584)		(86,667)
Loss for the year			(142,851)	(142,851)
Ending balance, shares at Dec. 31, 2017	13,929,581
Ending balance, value at Dec. 31, 2017	$ 1,392	$ 2,877,562	$ (3,149,308)	(270,354)
Loss for the year				(71,509)
Ending balance, value at Mar. 31, 2018				$ (341,863)